Acquisition (Tables)	12 Months Ended
Jun. 30, 2024
Schedule of revenue from acquisitions
	June 30,
	2024	2023
Cygnet	12,154,831	23,996,086
LuckyTail	3,098,552	4,489,384
	$15,253,383	$28,485,470

Schedule of pro forma
Pro Forma, Unaudited			Proforma
Year ended June 30, 2023	Upexi, Inc.	LuckyTail	Adjustments	Proforma

Net sales	$36,441,695	$892,270	$-	$37,333,965
Cost of sales	$15,421,715	$137,088	$-	$15,558,803
Operating expenses	$29,554,402	$383,476	$66,930	$30,004,808
Net income (loss) from continuing operations	$(13,907,590)	$371,706	$(66,930)	$(13,602,814)
Basic income (loss) per common share	$(15.56)	$-	-	$(15.22)
Weighted average shares outstanding	893,943	-	-	893,943

LuckyTail [Member]
Schedule of recognized identified assets acquired, and liabilities assumed
Cash	$2,000,000
Cash payment, 90 days after close	484,729
Cash payment, 180 days after close	469,924
Contingent consideration	112,685
Cash payment, working capital adjustment	460,901
$3,528,239

Recognized amounts of identifiable assets acquired, and liabilities assumed:

Inventory	$460,901
Trade name	383,792
Customer list	1,834,692
Total identifiable net assets	$2,679,385
Goodwill	$848,854

Cygnet Online, LLC [Member]
Schedule of recognized identified assets acquired, and liabilities assumed
Cash	$1,500,000
Convertible note payable, convertible at $6.00 per common share	1,050,000
Common stock, 555,489 shares valued at $5.34 per common share, the closing price on April 1, 2022.	2,965,756
$5,515,756

Recognized amounts of identifiable assets acquired and liabilities assumed:

Cash	$471,237
Accounts receivable	860,882
Inventory	2,337,208
Prepaid expenses	6,900
Property and equipment	7,602
Right to use asset	410,365
Other asset	6,545
Online sales channels	1,800,000
Vendor relationships	6,000,000
Accrued liabilities	(701,606)
Notes payable	(7,298,353)
Operating lease	(422,479)
Total identifiable net assets	$3,478,301
Goodwill	$2,037,455